Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 2,417,185	$ 6,668,150
Current	497,935,526	461,852,261
Total	500,352,711	468,520,411
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	312,786	499,499
Current	78,594,373	85,904,805
Total	78,907,159	86,404,304
Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	414,978	721,721
Current	54,920,447	55,609,292
Total	55,335,425	56,331,013
Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	56,706	244,790
Current	19,648,156	21,989,399
Total	19,704,862	22,234,189
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	1,632,715	5,202,140
Current	297,666,932	298,348,765
Total	299,299,647	303,550,905
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	1,077,508	4,419,826
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	292,498	422,443
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	49,554	147,959
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	735,456	3,849,424
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	530,094	649,347
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	152,634	355,290
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	30,610	217,542
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	0	76,515
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	346,850	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	809,583	1,598,977
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	160,152	144,209
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	91,870	81,736
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Total Past Due	7,152	20,316
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 550,409	$ 1,352,716